Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 23, 2020